Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Prepaid Bareboat Charter Hire [Table Text Block]
Current portion of Prepaid bareboat charter hire	1,656
Non-current portion of Prepaid bareboat charter hire	5,278
Total	6,934

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	26,179

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2018	39,290
2019	39,352
2020	39,030
2021	13,627
Total	131,299